CHASE
                                     GROWTH
                                      FUND

















                               Semi-Annual Report
                              dated March 31, 2001

                                   ----------

                         Chase Investment Counsel Corp.
                               300 Preston Avenue
                                   Suite 403
                      Charlottesville, Virginia 22902-5091

                             Advisor: 804-293-9104
                      Shareholder Servicing: 888-861-7556

                               CHASE GROWTH FUND

[PHOTO]

April 23, 2001

Dear Fellow Shareholders:

     As I write this annual review, over 400 shareholders have $32 million invested in our Chase Growth Fund (NASDAQ: CHASX). We appreciate the trust all of you have placed in our management and I want to extend a special welcome to the new shareholders since my November 13th letter.

     For the year ended March 31, 2001, our fund had a total return of -11.3% (-11.8% after tax) compared with -21.7% for the fully invested Standard & Poor's "500" Composite Stock Price Index (the "S&P 500"), -42.1% for the Lipper Large-Cap Growth Funds Index, and -42.7% for the Russell 1000 Growth Index. We continued to partially cushion your portfolio against the risks and volatility of this stock market by investing 19.1% on average in interest bearing cash equivalents. On March 31, our fund was invested in 38 stocks. During the last six months our six best performing stocks were First Health Group +36%, Carnival Corp. +12%, United Health Group +11%, Biomet +10%, Sysco Corp. +10%, and Cardinal Health +6%. A few new purchases made during the last six months also helped performance with Golden West Financial +28%, Worldcom +25%, United Technologies +10%, and CVS Corp. +6.1%.

     We were pleased the Chase Growth Fund was awarded Morningstar's highest overall five star rating for the three years ended March 31, 2001. Also the March 2001 issue of Mutual Funds magazine calculated risk adjusted evaluations for the three years ended December 2000 by combining Morningstar ratings and the Sharpe Ratio (which measures performance in terms of volatility) and selected our fund as one of their 20 "Best in Class" for Large Cap Growth Funds. Our portfolio includes a diversified group of good quality companies that we believe represent relatively outstanding investment opportunities. In the accompanying charts, we compare the characteristics of our fund's stocks to the S&P "500". The CGF stocks have enjoyed more consistent and substantially higher five year average annual earnings per share growth rates of 19% vs. 9% for the S&P. They are more profitable with a Return on Equity of 25% vs. 22%, and have stronger balance sheets with Debt to Total Capital of 28% vs. 38%. However, they sell at a 19% discount to the S&P "500"'s price/earnings multiple based on year 2001 estimated reported earnings. Furthermore, our stocks are selling at only 1.10 times their five year historical growth rates compared to 2.70 times for the S&P "500" and they sell at only 1.04 times their projected reinvestment rates compared to 1.71 times for the S&P "500".

                      CHASE GROWTH FUND STOCKS VS. S&P 500       MARCH 31, 2001

                                       Chase Growth Fund Stocks       S&P 500
                                       ------------------------       -------
Last 5 Year Earnings Growth                      19%                     9%
Return on Equity                                 25%                    22%
Reinvestment Rate                                20%                    15%
Debt/Total Capital                               28%                    38%
Weighted Avg. Cap. (Billion)                     47.5                   98.9
Weighted Avg. Beta (Volatility)                  1.05                   1.00
Price/Earnings Estimated 2000                    20.5                   25.4

Source: Chase Investment Counsel. This information is based on certain assumptions and historical data and is not a prediction of future results for the Fund or companies held in the Fund's portfolio. S&P 500 Earnings are based on reported figures after write-offs.

2

                               CHASE GROWTH FUND

     In response to our technical screens, during the six months ended March 31st we reduced the emphasis on the technology sector further from 16% to about 5% in favor of more reasonably priced growth stocks which we believe have better defensive characteristics. Those changes helped us keep losses to -12.45% over the last six months when the S&P and Lipper Large-Cap Growth Funds, and the
Russell  1000  Growth   indexes  were  down   -18.75%,   -36.48%,   and  -37.78%
respectively.

     U.S. economic growth continues to slow. We are in or near a recession and earnings estimates for many companies continue to be revised downward. Recent estimates for 2001 S&P earnings are flat to down with some analysts looking for 2001 earnings declines of as much as 20%. The Federal Reserve has been very disturbed by the business deterioration and the vulnerability of consumer confidence to declining stock prices. By April 3rd over $4 1/2 trillion in market values had been erased. For perspective, the entire value of all U.S. stocks in 1980 was only $1 trillion. In the three months through March 19, 2001, the money supply (M-3) has been expanded at an aggressive 11.7% annualized rate, in an attempt to assure a soft landing and help stabilize stock prices. The third interest rate cut on March 20th is important because after the thirteen previous times the Fed has cut interest rates three times in a row, the DJIA has always been higher (on average 16.8%) six months later. 1930 was the only year that it went down more than 6.8% before that rise started. Now with a fourth cut on April 18th favorable precedents are even stronger. The three times the Fed has cut rates four times in succession since 1979 the S&P was 22% higher twelve months later.

     Valuation still remains excessive by historical norms. On March 31, Ned Davis Research Estimated Common Stock Market Capitalization stood at 122.1% of nominal GDP down substantially from its year earlier record peak of 170.0%, but for perspective this ratio was only 86.5% and 79.2% at its 1929 and 1973 peaks. With many technical indicators oversold or improving we have been expecting a market recovery, but we believe that many individual stocks still have not fully discounted their lower earnings prospects.

     Our investment process combines fundamental, quantitative, and technical research. We believe investing in reasonably priced growing companies and taking advantage of weakness in good quality growth stocks is sounder long term strategy than buying "value" stocks with little or no growth, many of which are cyclical and face rough competition from worldwide excess capacity. As we expected, higher oil and gas prices are having a significant impact on spending by consumers who are already heavily in debt. The economic slowdown and market decline has been global as evidenced by the Dow Jones World Index (ex U.S.) which recently was down 30.4% from its 2000 high. We still believe this is a period for caution and that most investors should have substantial reserves. The Chase Growth Fund is an equity portfolio and by policy normally maintains at least 80% emphasis on equities. We continue to emphasize "A" rated stocks with moderate volatility.

     Your fund is managed by the same senior portfolio managers, David Scott and myself, that manage our large separate accounts. As a smaller fund managed by a moderate size management firm, we have much more flexibility in buying and selling large and mid-cap stocks without a significant market impact. Moreover, as a newer fund the portfolio does not have huge accumulated capital gain tax liabilities on gains that new shareholders have not enjoyed. We are tax sensitive. Since inception on 12/2/97 through 3/31/01 virtually all capital gains have been net long term and our 13.90% after tax return has been very close to our pretax 14.08% average annual total return.

                               CHASE GROWTH FUND

                             FUNDAMENTALS AND RATIOS               As of 3/31/01

P/E TO FIVE-YEAR HISTORICAL GROWTH
Chase Growth Fund                                 1.10
Russell 1000 Growth                               1.36
S&P 500                                           2.70

P/E TO PROJECTED REINVESTMENT RATE
Chase Growth Fund                                 1.04
Russell 1000 Growth                               1.25
S&P 500                                           1.71

     As one of the largest CGF shareholders I assure you that we will be working very hard to find, analyze and invest in relatively attractive stocks. The officers and employees of Chase Investment Counsel Corp., most of whom are fellow shareholders, appreciate your confidence and we look forward to a long investment relationship together.

                                 TOP 10 HOLDINGS

               1. UnitedHealth Group         6.  United Technologies
               2. Sysco                      7.  Citigroup Inc.
               3. Fannie Mae                 8.  General Dynamics
               4. Cardinal Health Inc.       9.  El Paso Corp.
               5. Tyco Int'l Ltd.            10. Freddie Mac

/s/ Derwood S. Chase, Jr.

Derwood S. Chase, Jr., President
Chase Investment Counsel Corporation

Performance Figures of the fund and indexes referenced represent past performance and are not indicative of future performance of the fund or the indexes. Share value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment. Indexes do not incur expenses and are not available for investment.

4

                               CHASE GROWTH FUND

SCHEDULE OF INVESTMENTS AT MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      Shares                                                        Market Value
--------------------------------------------------------------------------------

               AEROSPACE/AIRCRAFT:  2.25%
      12,900   The Boeing Co....................................    $   718,659
                                                                    -----------
               AIRLINES:  2.22%
      39,900   Southwest Airlines Co............................        708,225
                                                                    -----------
               COMPUTER HARDWARE:  1.52%
      16,500   EMC Corp.*.......................................        485,100
                                                                    -----------
               COMPUTER NETWORKING:  1.15%
      23,100   Cisco Systems, Inc.*.............................        365,269
                                                                    -----------
               COMPUTER SOFTWARE & SERVICES:  1.40%
       9,100   SunGard Data Systems, Inc.*......................        447,993
                                                                    -----------
               CONGLOMERATES:  6.51%
      24,100   Tyco International, Ltd..........................      1,041,843
      14,100   United Technologies Corp.........................      1,033,530
                                                                    -----------
                                                                      2,075,373
                                                                    -----------
               DEFENSE:  3.13%
      15,900   General Dynamics Corp............................        997,566
                                                                    -----------
               DRUGS:  4.38%
      15,400   Elan Corporation, plc ADR*.......................        804,650
      14,450   Pfizer, Inc......................................        591,728
                                                                    -----------
                                                                      1,396,378
                                                                    -----------
               ENERGY - OIL/GAS PRODUCTION/PIPELINE:  2.95%
      14,409   El Paso Corp.....................................        940,908
                                                                    -----------
               ENERGY/OIL/GAS/COAL:  3.78%
      12,400   Burlington Resources, Inc........................        554,900
      11,800   Phillips Petroleum Co............................        649,590
                                                                    -----------
                                                                      1,204,490
                                                                    -----------

                               CHASE GROWTH FUND

--------------------------------------------------------------------------------
      Shares                                                        Market Value
--------------------------------------------------------------------------------

               FIN SVCS - MORTGAGE RELATED:  6.20%
      13,500   Fannie Mae.......................................    $ 1,074,600
      13,900   Freddie Mac......................................        901,137
                                                                    -----------
                                                                      1,975,737
                                                                    -----------
               FIN./INFORMATION SERVICES:  1.83%
       9,800   First Data Corp..................................        585,158
                                                                    -----------
               FINANCE/BANKS:  3.72%
      10,200   Golden West Financial Corp.......................        661,980
       9,600   Washington Mutual, Inc...........................        525,600
                                                                    -----------
                                                                      1,187,580
                                                                    -----------
               FINANCIAL SERVICES - DIVERSIFIED:  5.53%
      22,966   Citigroup, Inc...................................      1,033,011
      12,350   Household International, Inc.....................        731,614
                                                                    -----------
                                                                      1,764,625
                                                                    -----------
               FOOD:  3.82%
      45,900   Sysco Corp.......................................      1,216,809
                                                                    -----------
               HEALTH CARE BENEFITS:  5.73%
       9,200   First Health Group Corp.*........................        403,650
      24,000   UnitedHealth Group, Inc..........................      1,422,240
                                                                    -----------
                                                                      1,825,890
                                                                    -----------
               HOTEL/MOTEL:  1.98%
      15,300   Marriott International, Inc. - Class A...........        630,054
                                                                    -----------
               HOUSEHOLD PRODUCTS:  1.57%
       8,000   The Procter & Gamble Co..........................        500,800
                                                                    -----------
               INSURANCE - LIFE / HEALTH:  0.26%
       2,730   Protective Life Corp.............................         83,729
                                                                    -----------
               INSURANCE - PROPERTY/CASUALTY:  1.63%
      14,100   ACE, Ltd.........................................        518,316
                                                                    -----------

6

                               CHASE GROWTH FUND

SCHEDULE OF INVESTMENTS AT MARCH 31, 2001 (UNAUDITED), Continued
--------------------------------------------------------------------------------
      Shares                                                        Market Value
--------------------------------------------------------------------------------

               LEISURE TIME:  1.09%
      12,600   Carnival Corp. - Class A.........................    $   348,642
                                                                    -----------
               MEDICAL SUPPLIES:  7.63%
      13,250   Biomet, Inc......................................        521,925
      10,900   Cardinal Health, Inc.............................      1,054,575
       9,800   Johnson & Johnson................................        857,206
                                                                    -----------
                                                                      2,433,706
                                                                    -----------
               REAL ESTATE:  1.90%
       6,700   Cousins Properties, Inc..........................        167,567
       8,000   Spieker Properties, Inc..........................        438,800
                                                                    -----------
                                                                        606,367
                                                                    -----------
               RETAIL - GROCERS:  2.62%
      32,400   The Kroger Co.*..................................        835,596
                                                                    -----------
               RETAIL - SPECIALTY:  1.52%
      11,256   The Home Depot, Inc..............................        485,134
                                                                    -----------
               RETAIL DRUG STORES:  2.52%
      13,750   CVS Corp.........................................        804,238
                                                                    -----------
               SERVICE COMPANIES:  0.87%
       8,500   Apollo Group, Inc. - Class A*....................        278,906
                                                                    -----------
               TELECOMMUNICATIONS SERVICES:  1.29%
      22,000   WorldCom, Inc.*..................................        411,125
                                                                    -----------
               Total Common Stocks (Cost $25,003,869)...........     25,832,372
                                                                    -----------

                               CHASE GROWTH FUND

--------------------------------------------------------------------------------
Principal
Amount         SHORT-TERM INVESTMENTS: 18.91%                       Market Value
--------------------------------------------------------------------------------

  $6,029,637   Firstar Stellar Treasury Fund (Cost $6,029,637)..    $ 6,029,637
                                                                    -----------
               Total Investments in Securities
                (Cost $31,033,506+):  99.91%....................     31,862,008
               Other Assets in Excess of Liablities:  0.09%.....         27,836
                                                                    -----------
               Net Assets:  100%................................    $31,889,844
                                                                    ===========

* Non-income producing security.

+ At March 31, 2001, gross unrealized appreciation and depreciation of securities is as follows:

               Gross unrealized appreciation....................    $ 1,820,953
               Gross unrealized depreciation....................       (992,450)
                                                                    -----------
                    Net unrealized appreciation.................    $   828,503
                                                                    ===========

See Notes to Financial Statements.

8

                                CHASE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES AT MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (identified
    cost $31,033,506)............................................   $31,862,008
  Receivables
    Fund shares sold.............................................         3,581
    Dividends and interest.......................................        43,148
  Prepaid expenses ..............................................         9,060
                                                                    -----------
      Total assets...............................................    31,917,797
                                                                    -----------

LIABILITIES
  Payables
    Due to advisor...............................................        24,884
  Accrued expenses...............................................         3,069
                                                                    -----------
      Total liabilities..........................................        27,953
                                                                    -----------

NET ASSETS  .....................................................   $31,889,844
                                                                    ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  [$31,889,844 / 2,086,956 shares outstanding;
  unlimited number of shares (par value $0.01) authorized].......   $     15.28
                                                                    ===========

COMPONENTS OF NET ASSETS
  Paid-in capital................................................   $31,406,392
  Undistributed net investment income............................        12,328
  Distributions in excess of net realized gains..................      (357,379)
  Net unrealized appreciation on investments ....................       828,503
                                                                    -----------
      Net assets.................................................   $31,889,844
                                                                    ===========

See Notes to Financial Statements.

                                CHASE GROWTH FUND

STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income
    Dividends....................................................   $    86,639
    Interest.....................................................       137,046
                                                                    -----------
      Total income...............................................       223,685
                                                                    -----------
  Expenses
    Advisory fees (Note 3).......................................       134,492
    Administration fees (Note 3).................................        26,886
    Professional fees............................................        13,343
    Fund accounting fees.........................................        12,569
    Transfer agent fees..........................................         7,935
    Reports to shareholders......................................         3,472
    Custody fees.................................................         3,272
    Trustee fees.................................................         2,976
    Registration fees............................................         2,803
    Other .......................................................         1,985
    Insurance fees...............................................         1,243
                                                                    -----------
      Total expenses.............................................       210,976
      Less: advisory fee waiver and absorption (Note 3)..........       (11,712)
                                                                    -----------
      Net expenses...............................................       199,264
                                                                    -----------
        NET INVESTMENT INCOME ...................................        24,421
                                                                    -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss from security transactions...................       (10,886)
  Net change in unrealized appreciation on investments...........    (3,842,403)
                                                                    -----------
    Net realized and unrealized loss on investments..............    (3,853,289)
                                                                    -----------
      NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ......   $(3,828,868)
                                                                    ===========

See Notes to Financial Statements.

10

                               CHASE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              Six Months            Year
                                                                                Ended              Ended
                                                                            Mar. 31, 2001#     Sept. 30, 2000
                                                                            --------------     --------------
NET INCREASE / (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income / (loss) .......................................     $     24,421       $     (9,139)
  Net realized (loss) / gain on security transactions ..................          (10,886)           292,804
  Net change in unrealized appreciation on investments .................       (3,842,403)         3,141,446
                                                                             ------------       ------------
    NET (DECREASE) / INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ..................................................       (3,828,868)         3,425,111
                                                                             ------------       ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................................          (12,092)                 0
  Net realized gain on security transactions ...........................         (354,500)                 0
                                                                             ------------       ------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS ..................         (366,592)                 0
                                                                             ------------       ------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase in net assets derived from net change
    in outstanding shares (a) ..........................................       12,953,985         10,566,654
                                                                             ------------       ------------
  TOTAL INCREASE IN NET ASSETS .........................................        8,758,525         13,991,765

NET ASSETS
Beginning of year ......................................................       23,131,359          9,139,594
                                                                             ------------       ------------
END OF YEAR ............................................................     $ 31,889,884       $ 23,131,359
                                                                             ============       ============

(a) A summary of share transactions is as follows:

                                                 Six Months                       Year
                                                   Ended                          Ended
                                              March 31, 2001#               September 30, 2000
                                        --------------------------      --------------------------
                                         Shares    Paid in Capital       Shares    Paid in Capital
                                        --------   ---------------      --------   ---------------
Shares sold .......................      800,512    $ 13,277,888         678,243    $ 11,265,849
Shares issued on reinvestments of
  distributions ...................       21,496         365,223               0               0
Shares redeemed ...................      (42,362)       (689,126)        (39,935)       (699,195)
                                        --------    ------------        --------    ------------
Net increase ......................      779,646    $ 12,953,985         638,308    $ 10,566,654
                                        ========    ============        ========    ============

# Unaudited.

See Notes to Financial Statements.

                               CHASE GROWTH FUND

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                    Six Months         Year            Year       Dec. 2, 1997*
                                                                      Ended            Ended           Ended         through
                                                                  Mar. 31, 2001#  Sept. 30, 2000  Sept. 30, 1999  Sept. 30, 1998
                                                                  --------------  --------------  --------------  --------------
Net asset value, beginning of period .........................       $ 17.69          $ 13.66         $ 10.68         $ 10.00
                                                                     -------          -------         -------         -------
Income from investment operations:
  Net investment gain / (loss) ...............................          0.02            (0.01)          (0.05)          (0.01)
  Net realized and unrealized (loss) / gain
    on investments ...........................................         (2.20)            4.04            3.03            0.70
                                                                     -------          -------         -------         -------
Total from investment operations .............................         (2.18)            4.03            2.98            0.69
                                                                     -------          -------         -------         -------
Less distributions:
  From net investment income .................................         (0.01)            0.00            0.00           (0.01)
  From net realized gain .....................................         (0.22)            0.00            0.00            0.00
                                                                     -------          -------         -------         -------
Total distributions ..........................................         (0.23)            0.00            0.00           (0.01)
                                                                     -------          -------         -------         -------

Net asset value, end of period ...............................       $ 15.28          $ 17.69         $ 13.66         $ 10.68
                                                                     =======          =======         =======         =======

TOTAL RETURN .................................................        (12.45%)++        29.50%          27.90%           6.91%++

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ........................       $31,890          $23,131         $ 9,140         $ 4,010

Ratio of expenses to average net assets:
  Before expense reimbursement ...............................          1.57%+           1.70%           2.37%           3.98%+
  After expense reimbursement ................................          1.48%+           1.48%           1.48%           1.47%+
Ratio of net investment gain / (loss) to average net assets:
  After expense reimbursement ................................          0.18%+          (0.06%)         (0.59%)         (0.17%)+

Portfolio turnover rate ......................................         40.17%           73.94%          62.49%          54.49%

*  Commencement of operations.
+  Annualized.
++ Not Annualized.
#  Unaudited.

See Notes to Financial Statements.

12

                               CHASE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Chase Growth Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's investment objective is growth of capital and it intends to achieve its objective by investing primarily in common stocks of domestic companies with large market capitalizations of $10 billion and above. The Fund began operations on December 2, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from generally accepted accounting principles. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment. The reclassification relates primarily to the net operating loss of the Fund which is not deductible for tax purposes and was reclassified to paid-in capital.

     D. DEFERRED ORGANIZATION COSTS: The fund has incurred expenses of $18,500 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported

                               CHASE GROWTH FUND

--------------------------------------------------------------------------------

          amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the six months ended March 31, 2001, Chase Investment Counsel Corp. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended March 31, 2001, the Fund incurred $134,492 in Advisory Fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.48% of average net assets (the "expense cap"). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the six months ended March 31, 2001, the Advisor reduced its fees and absorbed Fund expenses in the amount of $11,712; no amounts were reimbursed to the Advisor.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Fund asset level                          Fee rate
     ----------------                          --------
     Less than $15 million                     $30,000
     $15 million to less than $50 million 0.20% of average daily net assets $50 million to less than $100 million 0.15% of average daily net assets $100 million to less than $150 million 0.10% of average daily net assets
     More than $150 million                    0.05% of average daily net assets

14

                               CHASE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), Continued
--------------------------------------------------------------------------------

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - SECURITIES TRANSACTIONS

     For the six months ended March 31, 2001, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $19,808,080 and $8,946,020, respectively.

NOTE 5 - PRIVACY NOTICE

     The Chase Growth Fund and Chase Investment Counsel collect non-public information about you from the following sources:

     *    Information we receive about you on applications or other forms;

     *    Information you give us orally; and

     *    Information about your transactions with us or others.

     We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

                                     ADVISOR

                         Chase Investment Counsel Corp.
                          300 Preston Avenue, Suite 403
                      Charlottesville, Virginia 22902-5091

                                     ======
                                     ------

                                   DISTRIBUTOR

                          First Fund Distributors, Inc.
                       4455 E. Camelback Road, Suite 261-E
                             Phoenix, Arizona 85018

                                     ======
                                     ------

                                    CUSTODIAN

                     Firstar Institutional Custody Services
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                     ======
                                     ------

                                 TRANSFER AGENT

                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                            Hauppauge, New York 11788

                                     ======
                                     ------

                                  LEGAL COUNSEL

                     Paul, Hastings, Janofsky & Walker, LLP
                              345 California Street
                         San Francisco, California 94104



This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.